As filed with the Securities and Exchange Commission on October 27, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2006

Date of reporting period: August 31, 2005

Item 1. Schedule of Investments.

	DOW JONES ISLAMIC FUND
	SCHEDULE OF INVESTMENTS
	August 31, 2005 (Unaudited)

Number of		Fair
Shares	COMMON STOCKS - 98.3%	Value
	AEROSPACE - 1.1%
1,000	Rockwell Collins, Inc.	$48,130
4,400	United Technologies Corp.	220,000
		268,130
	AIR FREIGHT & LOGISTICS - 0.9%
500	Expeditors International Washington, Inc.	27,755
1,100	FedEx Corp.	89,584
1,500	United Parcel Service, Inc. - Class B	106,335
		223,674
	AIRLINES - 0.2%
3,000	Southwest Airlines Co.	39,960

	AUTO COMPONENTS - 0.4%
2,000	Bandag, Inc.	86,600
1,000	Gentex Corp.	17,120
		103,720
	AUTOMOBILES - 0.4%
1,200	Harley-Davidson, Inc.	59,112
1,000	Winnebago Industries, Inc.	30,470
		89,582
	BEVERAGES - 3.0%
8,500	The Coca-Cola Co.	374,000
6,900	PepsiCo, Inc.	378,465
		752,465
	BIOTECHNOLOGY - 3.7%
4,552	Amgen, Inc. (a)	363,705
1,100	Applera Corp - Applied Biosystems Group	23,650
1,075	Biogen Idec, Inc. (a)	45,311
1,000	Celgene Corp. (a)	50,200
500	Chiron Corp. (a)	18,220
2,000	Genentech, Inc. (a)	187,880
1,000	Genzyme Corp. (a)	71,170
2,000	Gilead Sciences, Inc. (a)	86,000
500	Immunomedics, Inc. (a)	880
1,000	Medimmune, Inc. (a)	29,930
500	Myriad Genetics, Inc. (a)	9,885
500	Techne Corp. (a)	28,485
		915,316
	CHEMICALS - 1.4%
1,000	Ecolab, Inc.	33,000
1,000	Engelhard Corp.	28,450
852	Monsanto Co.	54,392
500	Sigma-Aldrich Corp.	31,200
10,000	Syngenta AG ADR	212,900
		359,942
	COMMERCIAL SERVICES & SUPPLIES - 1.9%
750	Apollo Group, Inc. (a)	58,995
3,000	Career Education Corp. (a)	117,600
500	Cintas Corp.	20,625
750	Copart, Inc. (a)	18,517
8,000	Corinthian Colleges, Inc. (a)	101,440
500	Deluxe Corp.	19,870
500	DeVry, Inc. (a)	9,235
300	Herman Miller, Inc.	8,970
500	HNI Corp.	28,825
500	Robert Half International, Inc.	16,840
500	The Corporate Executive Board Co.	40,385
1,000	United Stationers, Inc. (a)	46,900
		488,202
	COMMUNICATIONS EQUIPMENT - 3.9%
314	A D C Telecommunications (a)	6,575
500	Andrew Corp. (a)	5,765
28,000	Cisco Systems, Inc. (a)	493,360
500	Echelon Corp. (a)	4,240
500	Interdigital Communications Corp. (a)	8,890
500	Plantronics, Inc.	16,300
500	Polycom, Inc. (a)	8,905
6,600	QUALCOMM, Inc.	262,086
2,000	Research In Motion Ltd. (a)(b)	156,580
500	Tekelec (a)	9,855
		972,556
	COMPUTERS & PERIPHERALS - 5.7%
8,900	Dell, Inc. (a)	316,840
500	Diebold, Inc.	24,000
8,500	EMC Corp. (a)	109,310
10,321	Hewlett-Packard Co.	286,511
6,500	International Business Machines Corp.	524,030
500	Lexmark International, Inc. - Class A (a)	31,490
1,000	NCR Corp. (a)	34,220
1,100	Network Appliance, Inc. (a)	26,114
500	QLogic Corp. (a)	17,280
12,600	Sun Microsystems, Inc. (a)	47,880
		1,417,675
	CONSTRUCTION & ENGINEERING - 0.6%
500	Dycom Industries, Inc. (a)	8,860
1,500	Florida Rock Industries, Inc.	84,900
500	Fluor Corp.	30,955
500	Vulcan Materials Co.	35,925
		160,640

	CONTAINERS & PACKAGING - 0.1%
500	Aptargroup, Inc.	24,865

	DISTRIBUTORS - 0.3%
1,100	Genuine Parts Co.	50,402
500	W.W. Grainger, Inc.	32,160
		82,562
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
2,000	Moody's Corp.	98,220

	ELECTRICAL EQUIPMENT - 1.5%
5,700	American Power Conversion Corp.	149,169
1,600	Emerson Electric Co.	107,648
700	Rockwell Automation, Inc.	36,428
1,000	Woodward Governor Co.	81,550
		374,795
	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
1,800	Agilent Technologies, Inc. (a)	57,888
500	AVX Corp.	6,645
500	Cognex Corp.	14,875
500	Jabil Circuit, Inc. (a)	14,720
500	Kemet Corp. (a)	4,060
500	Molex, Inc.	13,380
500	Molex, Inc. - Class A	12,750
750	National Instruments Corp.	21,292
500	Plexus Corp. (a)	8,540
798	Symbol Technologies, Inc.	7,326
		161,476
	ENERGY EQUIPMENT & SERVICES - 3.4%
1,500	Baker Hughes, Inc.	88,125
1,000	BJ Services Co.	63,080
500	Cooper Cameron Corp. (a)	36,075
500	ENSCO International, Inc.	20,430
500	GlobalSantaFe Corp. (b)	23,440
1,600	Halliburton Co.	99,152
500	Noble Corp. (b)	35,650
1,000	Patterson-UTI Energy, Inc.	34,020
500	Rowan Companies, Inc.	18,600
2,000	Schlumberger Ltd.	172,460
2,000	Tenaris S.A. ADR	228,960
500	Tidewater, Inc.	22,270
		842,262
	FOOD & STAPLES RETAILING - 1.3%
2,800	CVS Corp.	82,236
5,000	Walgreen Co.	231,650
		313,886
	FOOD PRODUCTS - 0.4%
1,000	Hershey Foods Corp.	59,090
500	Lancaster Colony Corp.	22,875
545	Tootsie Roll Industries, Inc.	17,364
		99,329
	HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
1,800	Baxter International, Inc.	72,594
1,000	Becton, Dickinson & Co.	52,630
900	Biomet, Inc.	33,201
2,000	Boston Scientific Corp. (a)	53,760
1,000	C.R. Bard, Inc.	64,330
500	Cytyc Corp. (a)	12,475
500	Dentsply International, Inc.	26,485
700	Guidant Corp.	49,448
560	Hospira, Inc. (a)	22,310
4,400	Medtronic, Inc.	250,800
5,000	PolyMedica Corp.	178,750
500	Resmed, Inc. (a)	36,170
1,000	Respironics, Inc. (a)	39,160
2,000	St Jude Medical, Inc. (a)	91,800
2,000	Stryker Corp.	109,100
500	Waters Corp. (a)	22,735
1,000	Zimmer Holdings, Inc. (a)	82,170
		1,197,918
	HEALTH CARE PROVIDERS & SERVICES - 4.0%
500	Andrx Corp. (a)	9,065
1,650	Cardinal Health, Inc.	98,356
500	Cerner Corp. (a)	39,380
179	Coventry Health Care, Inc. (a)	14,320
500	Dendrite International, Inc. (a)	9,055
1,100	Health Management Associates, Inc. - Class A	26,752
1,100	IMS Health, Inc.	29,920
1,000	Laboratory Corp Of America Holdings (a)	49,320
500	LifePoint Hospitals, Inc. (a)	22,740
1,000	Lincare Holdings, Inc. (a)	42,340
1,100	McKesson Corp.	51,337
1,025	Medco Health Solutions, Inc. (a)	50,502
10,000	Odyssey HealthCare, Inc. (a)	167,000
1,000	Patterson Cos, Inc. (a)	40,060
500	Pediatrix Medical Group, Inc. (a)	37,065
500	Priority Healthcare Corp. - Class B (a)	13,945
750	Renal Care Group, Inc. (a)	35,318
4,800	UnitedHealth Group, Inc.	247,200
1,000	WebMD Corp. (a)	10,960
		994,635
	HOUSEHOLD DURABLES - 0.6%
500	Blyth, Inc.	12,425
500	Ethan Allen Interiors, Inc.	16,110
700	Leggett & Platt, Inc.	16,947
500	Mohawk Industries, Inc. (a)	42,690
1,500	Snap-On, Inc.	53,250
300	The Stanley Works	13,725
		155,147
	HOUSEHOLD PRODUCTS - 3.4%
500	Clorox Co.	28,785
2,000	Colgate-Palmolive Co.	105,000
2,000	Kimberly-Clark Corp.	124,640
10,600	Procter & Gamble Co.	588,088
		846,513
	INDUSTRIAL CONGLOMERATES - 0.8%
3,000	3M Co.	213,450

	INTERNET & CATALOG RETAIL - 0.3%
2,000	eBay, Inc. (a)	80,980

	INTERNET SOFTWARE & SERVICES - 0.1%
166	Ariba, Inc. (a)	986
60	HomeStore, Inc. (a)	228
600	VeriSign, Inc. (a)	13,080
		14,294
	INFORMATION TECHNOLOGY SERVICES - 1.2%
500	Affiliated Computer Services, Inc. - Class A (a)	25,975
2,000	Automatic Data Processing, Inc.	85,500
500	Convergys Corp. (a)	7,110
3,000	First Data Corp.	124,650
500	Keane, Inc. (a)	5,750
500	MedQuist, Inc. (a)	6,500
1,200	Paychex, Inc.	40,956
500	Sabre Holdings Corp.	9,590
1,100	Unisys Corp. (a)	7,315
		313,346
	LEISURE EQUIPMENT & PRODUCTS - 0.3%
500	Callaway Golf Co.	7,455
1,500	Mattel, Inc.	27,045
1,000	Polaris Industries, Inc.	52,680
		87,180
	MACHINERY - 1.4%
4,000	ASV, Inc. (a)	92,760
1,000	Clarcor, Inc.	28,300
1,000	Danaher Corp.	53,560
700	Dover Corp.	28,490
1,100	Illinois Tool Works, Inc.	92,708
500	Kaydon Corp.	14,455
500	Pall Corp.	14,300
500	Parker Hannifin Corp.	32,220
		356,793
	MEDIA - 0.6%
500	Catalina Marketing Corp.	11,970
500	Getty Images, Inc. (a)	42,795
500	John Wiley & Sons, Inc. - Class A	21,825
1,400	The McGraw-Hill Companies, Inc.	67,508
		144,098
	METALS & MINING - 1.6%
4,000	Cameco Corp.	201,400
3,000	Compania de Minas Buenaventura S.A. ADR	74,430
1,000	Meridian Gold, Inc. (a)(b)	18,890
1,000	Newmont Mining Corp.	39,580
1,000	Nucor Corp.	56,480
		390,780
	MULTILINE RETAIL - 0.5%
500	Big Lots, Inc. (a)	5,905
1,000	Dollar General Corp.	19,060
500	Dollar Tree Stores, Inc. (a)	11,385
1,000	Family Dollar Stores, Inc.	19,880
1,200	Kohl's Corp. (a)	62,940
500	99 Cents Only Stores (a)	5,275
		124,445
	OFFICE ELECTRONICS - 1.0%
5,000	Canon, Inc. ADR	253,250

	OIL & GAS - 11.5%
8,880	ChevronTexaco Corp.	545,232
1,400	EOG Resources, Inc.	89,362
26,200	Exxon Mobil Corp.	1,569,380
2,000	Murphy Oil Corp.	109,300
4,309	Shell Transport & Trading Co PLC ADR	291,892
2,000	Total SA ADR	263,680
		2,868,846
	PAPER AND ALLIED PRODUCTS - 0.0%
60	Neenah Paper, Inc.	1,818

	PERSONAL PRODUCTS - 1.1%
1,600	Avon Products, Inc.	52,512
4,000	The Gillette Co.	215,480
		267,992

	PHARMACEUTICALS - 13.6%
5,600	Abbott Laboratories	252,728
500	Allergan, Inc.	46,025
4,000	AstraZeneca PLC ADR	184,480
6,200	Bristol-Myers Squibb Co.	151,714
4,000	Eli Lilly & Co.	220,080
1,000	Forest Laboratories, Inc. (a)	44,400
11,784	Johnson & Johnson	746,988
666	King Pharmaceuticals, Inc. (a)	9,790
8,500	Merck & Co., Inc.	239,955
1,350	Mylan Laboratories	24,826
500	Noven Pharmaceuticals, Inc. (a)	8,330
31,000	Pfizer, Inc.	789,570
7,043	Sanofi-Aventis ADR	301,159
5,400	Schering-Plough Corp.	115,614
190	Teva Pharmaceutical Industries, Ltd. ADR	6,164
5,300	Wyeth	242,687
500	XOMA Ltd (a)(b)	730
		3,385,240
	PREPACKAGED SOFTWARE - 0.0%
500	Foundry Networks, Inc. (a)	5,850

	REAL ESTATE - 0.1%
500	Public Storage, Inc.	33,760

	ROAD & RAIL - 0.1%
832	Werner Enterprises, Inc.	14,851

	SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 6.1%
1,300	Altera Corp. (a)	28,431
1,000	Analog Devices, Inc.	36,450
5,800	Applied Materials, Inc.	106,198
600	Axcelis Technologies, Inc. (a)	3,540
500	Broadcom Corp. - Class A (a)	21,750
500	Cabot Microelectronics Corp. (a)	14,905
500	Credence Systems Corp. (a)	4,435
500	Cree, Inc. (a)	12,820
500	Integrated Circuit Systems, Inc. (a)	10,530
25,000	Intel Corp.	643,000
1,000	Intersil Corp. - Class A	21,000
600	KLA-Tencor Corp.	30,456
1,000	Linear Technology Corp.	37,930
1,000	Marvell Technology Group Ltd. (a)(b)	47,190
2,000	Maxim Integrated Products, Inc.	85,300
500	Micrel, Inc. (a)	6,300
750	Microchip Technology, Inc.	23,340
1,900	Micron Technology, Inc. (a)	22,629
2,000	National Semiconductor Corp.	49,860
500	Rambus, Inc. (a)	5,250
500	RF Micro Devices, Inc. (a)	3,275
500	Silicon Laboratories, Inc. (a)	15,515
500	Skyworks Solutions, Inc. (a)	3,770
500	Teradyne, Inc. (a)	8,400
7,000	Texas Instruments, Inc.	228,760
2,000	Xilinx, Inc.	56,180
		1,527,214

	SOFTWARE - 7.8%
5,900	BMC Software, Inc. (a)	118,000
1,100	Cadence Design Systems, Inc. (a)	17,611
600	Citrix Systems, Inc. (a)	14,280
40,000	Compuware Corp. (a)	362,400
1,000	Electronic Arts, Inc. (a)	57,280
750	Fair Isaac Corp.	30,652
700	Intuit, Inc. (a)	32,088
500	Macromedia, Inc. (a)	18,475
500	Mercury Interactive Corp. (a)	18,335
35,600	Microsoft Corp.	975,440
16,100	Oracle Corp. (a)	208,817
1,000	Parametric Technology Corp. (a)	6,060
500	Quest Software, Inc. (a)	6,780
3,461	Symantec Corp. (a)	72,612
1,000	Synopsys, Inc. (a)	19,000
		1,957,830
	SPECIALTY RETAIL - 4.8%
500	Autozone, Inc. (a)	47,250
1,000	Bed Bath & Beyond, Inc. (a)	40,550
9,200	Home Depot, Inc.	370,944
1,600	Limited Brands	35,168
2,800	Lowe's Cos, Inc.	180,068
750	Men's Wearhouse, Inc. (a)	22,860
1,000	Michaels Stores, Inc.	36,300
1,200	Office Depot, Inc. (a)	36,000
6,000	Pacific Sunwear Of California (a)	143,280
700	RadioShack Corp.	17,542
2,000	Ross Stores, Inc.	49,760
2,550	Staples, Inc.	55,998
1,800	The Gap Inc.	34,218
500	The Sherwin-Williams Co.	23,180
500	Tiffany & Co.	18,710
2,200	TJX Cos, Inc.	46,002
1,000	Williams-Sonoma, Inc. (a)	40,250
		1,198,080
	TEXTILES, APPAREL & LUXURY GOODS - 0.5%
1,000	Liz Claiborne, Inc.	41,030
600	Nike, Inc. - Class B	47,346
500	V.F. Corp.	29,655
		118,031

	WIRELESS TELECOMMUNICATION SERVICES - 0.9%
8,000	Vodafone Group PLC ADR	218,000

	Total Common Stocks (Cost $25,321,341)	24,559,598

	Other Assets in Excess of Liabilities - 1.7%	426,136

	TOTAL NET ASSETS - 100.0%	$24,985,734

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	U.S security of foreign company

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title) /s/Bassam Osman
Bassam Osman, President

Date   9/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Bassam Osman
Bassam Osman, President

Date   9/28/2005

By (Signature and Title)* /s/Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date   9/28/2005

* Print the name and title of each signing officer under his or her signature.